Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock and Other Comprehensive Income (Loss) [Abstract]
PREFERRED STOCK

NOTE 17 – PREFERRED STOCK

On December 5, 2008, in connection with the TARP Capital Purchase Program, the Company issued to the U.S. Treasury 7,225 shares of Preferred Stock, for $7,225. The Preferred Stock initially pays quarterly dividends at a five percent annual rate, which increases to nine percent after February 14, 2014, on a liquidation preference of $1 per share.

The Preferred Stock has preference over the Company’s common stock with respect to the payment of dividends and distribution of the Company’s assets in the event of a liquidation or dissolution. Except in certain circumstances, the holders of Preferred Stock have no voting rights. If any quarterly dividend payable on the Preferred Stock is in arrears for six or more quarterly dividend periods (whether consecutive or not), the holders will be entitled to vote for the election of two additional directors. These voting rights terminate when the Company has paid the dividends in full.

The Company’s Board of Directors elected to defer dividend payments on the Preferred Stock beginning with the dividend payable on November 15, 2010 in order to preserve cash at the Holding Company. At December 31, 2011, five quarterly dividend payments had been deferred. Cumulative deferred dividend payments totaled $466,000 at December 31, 2011 and $90,000 at December 31, 2010. Although deferred, the dividends have been accrued with an offsetting charge to accumulated deficit.

As required under the TARP Capital Purchase Program in connection with the sale of the Preferred Stock to the U.S. Treasury, dividend payments on, and repurchases of, the Company’s outstanding preferred and common stock are subject to certain restrictions. For as long as any Preferred Stock is outstanding, no dividends may be declared or paid on the Company’s outstanding common stock until all accrued and unpaid dividends on Preferred Stock are fully paid. In addition, the U.S. Treasury’s consent was required on any increase in quarterly dividends declared on shares of common stock in excess of $.05 per share before December 5, 2011, the third anniversary of the issuance of the Preferred Stock, unless the Preferred Stock was redeemed by the Company or transferred in whole by the U.S. Treasury. Further, the U.S. Treasury’s consent was required for any repurchase of any equity securities or trust preferred securities, except for repurchases of Preferred Stock or repurchases of common shares in connection with benefit plans consistent with past practice, before December 5, 2011, the third anniversary of the issuance of the Preferred Stock, unless redeemed by the Company or transferred in whole by the U.S. Treasury. The Company did not seek to declare quarterly dividends in excess of $.05 per share or repurchase any equity securities or trust preferred securities before December 5, 2011.

As a recipient of funding under the TARP Capital Purchase Program, the Company must comply with the executive compensation and corporate governance standards imposed by the American Recovery and Reinvestment Act of 2009 (ARRA) for as long as the U.S. Treasury holds the above securities. The Company believes it is in full compliance with the executive compensation and corporate governance standards imposed by ARRA.

Pursuant to the Holding Company Order, as defined in Note 2 – Going Concern Considerations and Management’s Plans, the Holding Company may not declare, make, or pay any cash dividends (including dividends on the Preferred Stock, or the Holding Company’s common stock) or other capital distributions or purchase, repurchase or redeem or commit to purchase, repurchase, or redeem any Holding Company equity stock without the prior written non-objection of the FED.

The Holding Company has not declared, made, or paid any cash dividends (including dividends on the Preferred Stock, or the Holding Company’s common stock) or other capital distributions or purchased, repurchased or redeemed any Holding Company equity stock since entering into the Holding Company Order.

Following is information on Preferred Stock and the discount on Preferred Stock at year-end 2011 and 2010. The discount is being accreted over 5 years using the level-yield method.

	2011	2010
Series A Preferred Stock	$7,225	7,225
Discount on Preferred Stock	(105)	(156)

Total Preferred Stock	$7,120	$7,069